Share-based payments, 2021 Executive Director Long-term Target Options (Details)		12 Months Ended
	Sep. 14, 2021 shares $ / shares	Jun. 30, 2022 shares Tranche $ / shares	Jun. 30, 2021 shares $ / shares
Share-based payments [Abstract]
Number of share options granted (in shares) | shares		5,126,484	2,693,944
Exercise price (in dollars per share) | $ / shares		$ 71.19	$ 3.91
Number of tranches | Tranche		3
2021 Executive Director Long-term Target Options [Member]
Share-based payments [Abstract]
Number of share options granted (in shares) | shares		4,800,000
Exercise price (in dollars per share) | $ / shares		$ 75.00
Contractual exercise period		12 years
Number of tranches | Tranche		4
2021 Executive Director Long-term Target Options [Member] | Entities Controlled by Daniel Roberts [Member]
Share-based payments [Abstract]
Number of share options granted (in shares) | shares	2,400,000
Exercise price (in dollars per share) | $ / shares		$ 75
2021 Executive Director Long-term Target Options [Member] | Entities Controlled by William Roberts [Member]
Share-based payments [Abstract]
Number of share options granted (in shares) | shares	2,400,000
Exercise price (in dollars per share) | $ / shares		$ 75
2021 Executive Director Long-term Target Options [Member] | Tranche One [Member]
Share-based payments [Abstract]
Number of trading days		20 days
Number of share options expected to vest (in shares) | shares	600,000
2021 Executive Director Long-term Target Options [Member] | Tranche One [Member] | Minimum [Member]
Share-based payments [Abstract]
Volume weighted average market price (in dollars per share) | $ / shares	$ 370
2021 Executive Director Long-term Target Options [Member] | Tranche Two [Member]
Share-based payments [Abstract]
Number of trading days		20 days
Number of share options expected to vest (in shares) | shares	600,000
2021 Executive Director Long-term Target Options [Member] | Tranche Two [Member] | Minimum [Member]
Share-based payments [Abstract]
Volume weighted average market price (in dollars per share) | $ / shares	$ 650
2021 Executive Director Long-term Target Options [Member] | Tranche Three [Member]
Share-based payments [Abstract]
Number of trading days		20 days
Number of share options expected to vest (in shares) | shares	600,000
2021 Executive Director Long-term Target Options [Member] | Tranche Three [Member] | Minimum [Member]
Share-based payments [Abstract]
Volume weighted average market price (in dollars per share) | $ / shares	$ 925
2021 Executive Director Long-term Target Options [Member] | Tranche Four [Member]
Share-based payments [Abstract]
Number of trading days		20 days
Number of share options expected to vest (in shares) | shares	600,000
2021 Executive Director Long-term Target Options [Member] | Tranche Four [Member] | Minimum [Member]
Share-based payments [Abstract]
Volume weighted average market price (in dollars per share) | $ / shares	$ 1,850